SHARE-BASED COMPENSATION PLANS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share Price	$ 0.1404	$ 0.1632
Restricted Stock Units (RSUs) [Member]
Sharebased Compensation Arrangement By Sharebased Payment Award Equity Instruments Other Than Options Nonvested Fair Value	$ 0.5	$ 0.8
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options	$ 0.4	$ 0.6
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	4 months